Average Annual Total Returns	12 Months Ended		60 Months Ended		95 Months Ended				114 Months Ended	115 Months Ended		120 Months Ended	184 Months Ended	223 Months Ended
	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.09%	[1],[2],[3]	13.96%	[1],[2],[3]			14.16%	[2],[4]		12.82%	[1],[5]	12.66% [3]		10.56%	[3],[6]
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.10%		9.03%				9.51%	[4]				9.22%		7.61%	[6]
Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.84%		8.08%							7.73%	[5]
Applied Finance Dividend Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.14%		9.10%									9.22%		8.16%	[6]
Performance Inception Date														Jun. 02, 2006
Applied Finance Dividend Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.17%		5.33%									6.18%		6.21%	[6]
Applied Finance Dividend Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.19%		6.30%									6.59%		6.22%	[6]
Applied Finance Dividend Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	12.43%		9.36%									9.48%	11.67% [6]
Performance Inception Date													Sep. 01, 2009
Applied Finance Explorer Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.51%		14.55%						10.69% [5]
Performance Inception Date									Jun. 30, 2015
Applied Finance Explorer Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	9.85%		14.76%							10.76%	[5]
Performance Inception Date										Jun. 11, 2015
Applied Finance Explorer Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.76%		14.19%							10.04%	[5]
Applied Finance Explorer Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.83%		11.64%							8.51%	[5]
Applied Finance Select Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	6.68%		10.85%				11.91%	[4]
Performance Inception Date							Feb. 01, 2017
Applied Finance Select Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.21%		10.15%				11.23%	[4]
Applied Finance Select Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.96%		8.35%				9.44%	[4]
Applied Finance Select Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	6.94%		11.13%		12.16%	[4]
Performance Inception Date					Feb. 03, 2017

[1]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap IndexSM (TR), the Fund’s previous broad-based securities market index.
[2]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
[3]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value IndexSM (TR), the Fund’s previous broad-based securities market index.
[4]	Investor Class shares commenced operations on February 1, 2017 and Institutional Class shares commenced operations on February 3, 2017.
[5]	Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.
[6]	Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.